SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2018
Income Statement Related Disclosures [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development, net:

	Year ended December 31,
	2018	2017	2016

Total costs	$218,226	$211,406	$151,698
Less - grants and participations	(2,171)	(2,363)	(1,668)
Less - capitalization of software development costs	(32,225)	(27,936)	(8,502)

	$183,830	$181,107	$141,528

b.	Financial income (expenses) and other, net:

	Year ended December 31,
	2018	2017	2016
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$7,521	$2,537	$5,607
Exchange rates differences	-	241	3,961
Realized gain on marketable securities	-	-	3,388
Interest	3,778	1,149	953

	11,299	3,927	13,909
Financial expenses:
Interest	(11,204)	(9,580)	(1,861)
Debt issuance costs amortization	(1,813)	(6,943)	(338)
Exchangeable Senior Notes amortization of discount	(6,855)	(6,278)	-
Exchange rates differences	(430)	-	-
Other	(1,936)	(1,518)	(925)

	(22,238)	(24,319)	(3,124)

Other expenses, net	38	(19)	(480)

	$(10,901)	$(20,411)	$10,305

c.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2018	2017	2016

Net income from continuing operations available to ordinary shareholders	$159,338	$143,291	$123,069
Net income from discontinued operations available to ordinary shareholders	-	-	(6,149)

Net income to ordinary shareholders	$159,338	$143,291	$116,920

2.	Denominator (in thousands):

Denominator for basic net earnings per share:
Weighted average number of shares	61,387	60,444	59,667
Effect of dilutive securities:
Add - employee stock options and RSU	1,785	1,675	1,368
Warrants issued in the exchangeable notes transaction	137	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares	$63,309	$62,119	$61,035